UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number          811-08071

Lazard Retirement Series, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices)     (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2010

FORM N-Q

Item 1.	Schedule of Investments.

Lazard Retirement Series, Inc. Portfolios of Investments March 31, 2010 (unaudited)

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio

Common Stocks | 99.2%

Aerospace & Defense | 2.9%
Raytheon Co.	2,835	$161,935

Agriculture | 1.5%
The Mosaic Co.	1,330	80,824

Alcohol & Tobacco | 1.5%
Molson Coors Brewing Co., Class B	2,020	84,961

Automotive | 0.5%
Ford Motor Co. (a)	2,290	28,785

Banking | 5.7%
Bank of America Corp.	2,740	48,909
JPMorgan Chase & Co.	3,270	146,332
Wells Fargo & Co.	3,865	120,279

		315,520

Cable Television | 4.4%
Comcast Corp., Class A	13,570	243,853

Coal | 0.5%
Massey Energy Co.	550	28,760

Commercial Services | 1.9%
Corrections Corp. of America (a)	2,560	50,842
Republic Services, Inc.	1,875	54,412

		105,254

Computer Software | 6.5%
Microsoft Corp.	4,810	140,789
Oracle Corp.	5,470	140,524
Symantec Corp. (a)	4,725	79,947

		361,260

Consumer Products | 2.9%
Mattel, Inc.	4,205	95,622
The Procter & Gamble Co.	1,000	63,270

		158,892

Electric | 0.7%
American Electric Power Co., Inc.	1,170	39,991

Energy Exploration & Production | 2.0%
Apache Corp.	351	35,626
EOG Resources, Inc.	532	49,444
Occidental Petroleum Corp.	335	28,321

		113,391

Energy Integrated | 5.4%
Chevron Corp.	1,420	107,679
ConocoPhillips	3,825	195,725

		303,404

Energy Services | 1.4%
Halliburton Co.	1,210	36,457

Description	Shares	Value

Transocean, Ltd. (a)	500	$43,190

		79,647

Financial Services | 5.2%
Ameriprise Financial, Inc.	2,100	95,256
NYSE Euronext	2,125	62,921
State Street Corp.	1,145	51,685
The Charles Schwab Corp.	2,315	43,268
The Goldman Sachs Group, Inc.	225	38,392

		291,522

Food & Beverages | 1.3%
PepsiCo, Inc.	655	43,335
The Coca-Cola Co.	500	27,500

		70,835

Insurance | 2.8%
PartnerRe, Ltd.	730	58,195
The Travelers Cos., Inc.	1,770	95,474

		153,669

Leisure & Entertainment | 1.5%
McDonald’s Corp.	1,230	82,066

Manufacturing | 5.7%
Caterpillar, Inc.	750	47,138
Dover Corp.	1,735	81,111
Emerson Electric Co.	1,145	57,639
Honeywell International, Inc.	1,685	76,280
Parker Hannifin Corp.	850	55,029

		317,197

Medical Products | 2.0%
Baxter International, Inc.	500	29,100
Medtronic, Inc.	1,815	81,729

		110,829

Metal & Glass Containers | 2.6%
Ball Corp.	2,755	147,062

Metals & Mining | 1.5%
Newmont Mining Corp.	925	47,110
Nucor Corp.	850	38,573

		85,683

Pharmaceutical & Biotechnology | 11.8%
Amgen, Inc. (a)	960	57,369
Gilead Sciences, Inc. (a)	1,110	50,483
Johnson & Johnson	3,220	209,944
Merck & Co., Inc.	1,349	50,385
Pfizer, Inc.	14,485	248,418
Talecris Biotherapeutics Holdings Corp.	2,055	40,936

		657,535

Refining | 1.1%
Valero Energy Corp.	3,015	59,396

Description	Shares	Value

Lazard Retirement U.S. Strategic Equity Portfolio (concluded)

Retail | 11.6%
AutoZone, Inc. (a)	650	$112,509
Family Dollar Stores, Inc.	2,225	81,457
J.C. Penney Co., Inc.	1,890	60,801
Wal-Mart Stores, Inc.	3,045	169,302
Walgreen Co.	5,965	221,242

		645,311

Semiconductors & Components | 1.8%
Intel Corp.	4,425	98,501

Technology | 3.2%
AOL, Inc. (a)	1,050	26,544
eBay, Inc. (a)	3,520	94,864
Google, Inc., Class A (a)	100	56,701

		178,109

Technology Hardware | 8.1%
Cisco Systems, Inc. (a)	4,280	111,408
EMC Corp. (a)	2,150	38,786
Hewlett-Packard Co.	2,660	141,379
International Business Machines Corp.	1,255	160,954

		452,527

Transportation | 1.2%
Norfolk Southern Corp.	1,200	67,068

Total Common Stocks
(Identified cost $4,666,400)		5,523,787

Short-Term Investment | 1.1%
State Street Institutional Treasury Money Market Fund (Identified cost $61,522)	61,522	61,522

Total Investments | 100.3%
(Identified cost $4,727,922) (b)		$5,585,309

Liabilities in Excess of Cash and Other Assets | (0.3)%		(18,286)

Net Assets | 100.0%		$5,567,023

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio
Common Stocks | 96.3%
Automotive | 1.7%
Modine Manufacturing Co. (a)	96,270	$1,082,075
Tenneco, Inc. (a)	61,950	1,465,117

		2,547,192

Banking | 7.9%
City National Corp.	34,063	1,838,380
Home Bancshares, Inc.	86,970	2,299,487
KeyCorp.	268,000	2,077,000
Northwest Bancshares, Inc.	158,550	1,861,377
PacWest Bancorp	104,150	2,376,703
Wintrust Financial Corp.	49,080	1,826,267

		12,279,214

Chemicals | 2.6%
GrafTech International, Ltd. (a)	80,200	1,096,334
Innospec, Inc. (a)	134,560	1,528,601
Rockwood Holdings, Inc. (a)	51,830	1,379,715

		4,004,650

Commercial Services | 2.7%
Administaff, Inc.	50,500	1,077,670
Navigant Consulting, Inc. (a)	126,200	1,530,806
Team, Inc. (a)	97,500	1,617,525

		4,226,001

Computer Software | 5.7%
BMC Software, Inc. (a)	48,300	1,835,400
Intuit, Inc. (a)	43,470	1,492,760
Nuance Communications, Inc. (a)	83,200	1,384,448
Quest Software, Inc. (a)	102,500	1,823,475
Red Hat, Inc. (a)	76,350	2,234,764

		8,770,847

Construction & Engineering | 2.1%
Great Lakes Dredge & Dock Co.	246,530	1,294,282
Hill International, Inc. (a)	209,190	1,219,578
MasTec, Inc. (a)	63,100	795,691

		3,309,551

Consumer Products | 7.2%
Central Garden & Pet Co., Class A (a)	275,862	2,526,896
Mattel, Inc.	95,590	2,173,717
Matthews International Corp., Class A	51,880	1,841,740
Newell Rubbermaid, Inc.	84,300	1,281,360
Tempur-Pedic International, Inc. (a)	40,490	1,221,178
The Middleby Corp. (a)	35,600	2,050,204

		11,095,095

Electric | 1.0%
Northeast Utilities	56,740	1,568,294

Energy Exploration & Production | 0.7%
Cabot Oil & Gas Corp.	29,710	1,093,328

Description	Shares	Value

Energy Integrated | 2.9%
Cimarex Energy Co.	44,710	$2,654,880
James River Coal Co. (a)	114,350	1,818,165

		4,473,045

Energy Services | 1.8%
Helmerich & Payne, Inc.	38,290	1,458,083
Oceaneering International, Inc. (a)	21,770	1,382,178

		2,840,261

Financial Services | 3.7%
FTI Consulting, Inc. (a)	39,100	1,537,412
TD Ameritrade Holding Corp. (a)	131,500	2,506,390
Waddell & Reed Financial, Inc., Class A	48,180	1,736,407

		5,780,209

Food & Beverages | 2.4%
American Italian Pasta Co., Class A (a)	35,700	1,387,659
Lance, Inc.	100,850	2,332,660

		3,720,319

Forest & Paper Products | 1.9%
Rock-Tenn Co., Class A	28,500	1,298,745
Schweitzer-Mauduit International, Inc.	34,000	1,617,040

		2,915,785

Gas Utilities | 1.0%
AGL Resources, Inc.	40,870	1,579,626

Health Services | 1.5%
Tenet Healthcare Corp. (a)	397,300	2,272,556

Housing | 0.7%
Trex Co., Inc. (a)	49,585	1,055,665

Leisure & Entertainment | 3.2%
Darden Restaurants, Inc.	29,490	1,313,484
Expedia, Inc.	81,400	2,031,744
Texas Roadhouse, Inc. (a)	109,510	1,521,094

		4,866,322

Manufacturing | 7.2%
A123 Systems, Inc.	65,110	894,611
Altra Holdings, Inc. (a)	97,630	1,340,460
Dover Corp.	33,340	1,558,645
DXP Enterprises, Inc. (a)	143,602	1,833,798
FLIR Systems, Inc. (a)	47,340	1,334,988
Generac Holdings, Inc.	102,573	1,437,048
Gibraltar Industries, Inc. (a)	125,650	1,584,446
Regal-Beloit Corp.	20,060	1,191,765

		11,175,761

Medical Products | 6.8%
CareFusion Corp. (a)	83,140	2,197,390
Haemonetics Corp. (a)	40,840	2,334,006
Hospira, Inc. (a)	39,570	2,241,641
Life Technologies Corp. (a)	39,200	2,048,984

Description	Shares	Value

Lazard Retirement U.S. Small-Mid Cap Equity Portfolio (concluded)
Teleflex, Inc.	27,400	$1,755,518

		10,577,539

Metal & Glass Containers | 2.2%
Ball Corp.	30,270	1,615,813
Owens-Illinois, Inc. (a)	50,810	1,805,787

		3,421,600

Metals & Mining | 1.2%
Schnitzer Steel Industries, Inc., Class A	36,230	1,903,162

Pharmaceutical & Biotechnology | 2.7%
Talecris Biotherapeutics Holdings Corp.	100,200	1,995,984
Warner Chilcott PLC, Class A (a)	83,030	2,121,416

		4,117,400

Real Estate | 7.1%
Digital Realty Trust, Inc. REIT	33,220	1,800,524
Kilroy Realty Corp. REIT	73,750	2,274,450
Pebblebrook Hotel Trust	50,300	1,057,809
Tanger Factory Outlet Centers, Inc. REIT	35,600	1,536,496
The Macerich Co. REIT	48,022	1,839,723
UDR, Inc. REIT	136,000	2,399,040

		10,908,042

Retail | 7.5%
American Eagle Outfitters, Inc.	105,520	1,954,230
Family Dollar Stores, Inc.	50,770	1,858,690
Iconix Brand Group, Inc. (a)	128,220	1,969,459
Kirkland’s, Inc. (a)	104,352	2,191,392
Liz Claiborne, Inc. (a)	187,630	1,394,091
The Gymboree Corp. (a)	43,610	2,251,584

		11,619,446

Semiconductors & Components | 3.3%
CPI International, Inc. (a)	114,345	1,516,215
ON Semiconductor Corp. (a)	271,400	2,171,200
Supertex, Inc. (a)	52,350	1,339,636

		5,027,051

Technology | 3.3%
AOL, Inc. (a)	65,553	1,657,180
Citrix Systems, Inc. (a)	22,800	1,082,316
Solera Holdings, Inc.	32,810	1,268,106
SS&C Technologies Holdings, Inc.	66,800	1,022,344

		5,029,946

Technology Hardware | 2.1%
Polycom, Inc. (a)	35,400	1,082,532
Synaptics, Inc. (a)	76,800	2,120,448

		3,202,980

Transportation | 2.2%
Echo Global Logistics, Inc.	143,760	1,855,942

Description	Shares	Value

UTI Worldwide, Inc.	102,550	$1,571,066

		3,427,008

Total Common Stocks (Identified cost $127,513,965)		148,807,895

Short-Term Investment | 4.7%
State Street Institutional Treasury Money Market Fund (Identified cost $7,280,236)	7,280,236	7,280,236

Total Investments | 101.0%
(Identified cost $134,794,201) (b)		$156,088,131

Liabilities in Excess of Cash and Other Assets | (1.0)%		(1,509,695)

Net Assets | 100.0%		$154,578,436

Description	Shares	Value

Lazard Retirement International Equity Portfolio
Common Stocks | 93.8%
Australia | 1.0%
QBE Insurance Group, Ltd.	186,900	$3,572,528

Belgium | 2.1%
Anheuser-Busch InBev NV	152,300	7,671,733

Brazil | 2.7%
Banco do Brasil SA	284,700	4,778,753
Cielo SA	560,600	5,280,203

Total Brazil		10,058,956

Canada | 3.2%
Potash Corp. of Saskatchewan, Inc.	36,200	4,322,686
Rogers Communications, Inc.	108,500	3,705,868
Telus Corp.	103,000	3,833,407

Total Canada		11,861,961

China | 1.0%
Industrial and Commercial Bank of China, Ltd., Class H	4,830,600	3,689,404

Denmark | 1.7%
DSV A/S	102,050	1,823,710
Novo Nordisk A/S, Class B	56,500	4,384,239

Total Denmark		6,207,949

France | 7.9%
BNP Paribas SA	98,680	7,578,425
Cap Gemini SA	53,200	2,620,537
Sanofi-Aventis	141,880	10,576,076
Total SA	108,172	6,279,488
Valeo SA (a)	65,600	2,341,326

Total France		29,395,852

Germany | 4.3%
Bayerische Motoren Werke AG	79,600	3,674,753
SAP AG	72,900	3,530,862
Siemens AG	86,238	8,636,799

Total Germany		15,842,414

Hong Kong | 3.2%
Esprit Holdings, Ltd.	991,536	7,828,336
Kerry Properties, Ltd.	733,500	3,934,736

Total Hong Kong		11,763,072

Ireland | 1.3%
CRH PLC	194,231	4,849,938

Italy | 1.4%
Atlantia SpA	137,950	3,219,648
Prysmian SpA	112,050	2,202,003

Total Italy		5,421,651

Japan | 19.7%
Benesse Holdings, Inc.	62,400	2,703,177
Canon, Inc.	164,300	7,609,573
Daito Trust Construction Co., Ltd.	120,800	5,827,447
Honda Motor Co., Ltd.	145,400	5,132,314

Description	Shares	Value

Hoya Corp.	213,500	$5,866,740
Inpex Corp.	377	2,766,307
KDDI Corp.	1,050	5,435,875
Keyence Corp.	16,600	3,966,670
Kubota Corp.	404,000	3,681,763
Mitsubishi Corp.	229,600	6,016,900
Mitsubishi Estate Co., Ltd.	269,000	4,402,289
Nomura Holdings, Inc.	549,200	4,047,479
Secom Co., Ltd.	40,700	1,780,543
Sumitomo Mitsui Financial Group, Inc.	165,200	5,460,135
Yahoo! Japan Corp.	11,400	4,151,995
Yamada Denki Co., Ltd.	62,380	4,603,936

Total Japan		73,453,143

Mexico | 0.9%
Grupo Televisa SA Sponsored ADR	161,800	3,401,036

Netherlands | 1.8%
Heineken NV	65,400	3,361,053
TNT NV	118,487	3,397,533

Total Netherlands		6,758,586

Norway | 1.2%
Aker Solutions ASA	298,900	4,677,228

Russia | 0.8%
OAO LUKOIL Sponsored ADR	54,300	3,078,810

Singapore | 0.9%
Singapore Telecommunications, Ltd.	1,523,200	3,451,549

Spain | 1.3%
Banco Santander SA	367,048	4,878,215

Switzerland | 8.6%
Credit Suisse Group AG	101,200	5,216,445
Julius Baer Group Ltd.	62,400	2,263,657
Nestle SA	107,340	5,497,307
Novartis AG	161,800	8,739,103
Roche Holding AG	28,000	4,540,971
Zurich Financial Services AG	21,890	5,611,596

Total Switzerland		31,869,079

Turkey | 1.4%
Turkcell Iletisim Hizmetleri AS ADR	143,236	2,157,134
Turkiye Garanti Bankasi AS ADR	630,700	2,901,220

Total Turkey		5,058,354

United Kingdom | 27.4%
BAE Systems PLC	937,700	5,283,446
Barclays PLC	995,400	5,442,398
BG Group PLC	362,100	6,266,892
BHP Billiton PLC	151,400	5,192,335
BP PLC	813,418	7,695,007
British Airways PLC (a)	560,900	2,068,331
British American Tobacco PLC	175,970	6,065,684
GlaxoSmithKline PLC	327,200	6,283,533
HSBC Holdings PLC	436,891	4,428,718

Description	Shares	Value

Lazard Retirement International Equity Portfolio (concluded)
Informa PLC	801,324	$4,709,601
International Power PLC	699,500	3,385,094
Lloyds Banking Group PLC (a)	5,235,878	4,987,353
Prudential PLC	527,600	4,383,463
Standard Chartered PLC	212,200	5,788,189
Tesco PLC	724,900	4,790,103
Unilever PLC	264,200	7,757,865
Vodafone Group PLC	2,580,666	5,952,560
WPP PLC	414,600	4,297,129
Xstrata PLC	388,800	7,366,195

Total United Kingdom		102,143,896

Total Common Stocks (Identified cost $312,361,294)		349,105,354

Short-Term Investment | 4.5% State Street Institutional Treasury
Money Market Fund (Identified cost $16,762,540)	16,762,540	16,762,540

Total Investments | 98.3% (Identified cost $329,123,834) (b)		$365,867,894

Cash and Other Assets in Excess of Liabilities | 1.7%		6,278,204

Net Assets | 100.0%		$372,146,098

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio
Common Stocks | 92.5%
Brazil | 16.3%
Banco do Brasil SA	1,119,200	$18,786,021
Cielo SA	1,893,400	17,833,638
Companhia de Concessoes Rodoviarias	263,600	5,853,496
Companhia Energetica de Minas
Gerais SA Sponsored ADR	320,500	5,333,120
Companhia Siderurgica Nacional SA Sponsored ADR	115,600	4,615,908
Natura Cosmeticos SA	319,200	6,479,669
Redecard SA	1,054,857	19,515,166
Souza Cruz SA	275,411	9,601,868
Vale SA Sponsored ADR	240,800	7,751,352

Total Brazil		95,770,238

Canada | 1.3%
First Quantum Minerals, Ltd.	92,000	7,569,970

China | 1.3%
NetEase.com, Inc. Sponsored ADR (a)	219,100	7,771,477

Egypt | 3.8%
Commercial International Bank	495,062	5,844,357
Eastern Tobacco	133,368	3,027,788
Egyptian Company for Mobile Services	91,265	3,547,169
Orascom Construction Industries	202,905	9,739,882

Total Egypt		22,159,196

France | 0.7%
CFAO SA	108,159	4,030,485

Hong Kong | 0.6%
Shougang Concord International Enterprises Co., Ltd.	17,792,000	3,758,107

India | 4.7%
Bank of India	613,048	4,629,096
Infosys Technologies, Ltd. Sponsored ADR	68,400	4,025,340
Jindal Steel & Power, Ltd.	357,816	5,606,940
Punjab National Bank, Ltd.	583,319	13,112,496

Total India		27,373,872

Indonesia | 5.8%
PT Bank Mandiri Tbk	13,983,100	8,221,285
PT Indofood Sukses Makmur Tbk	5,458,100	2,264,336
PT Semen Gresik Persero Tbk	5,632,500	4,348,572
PT Tambang Batubara Bukit Asam Tbk	2,155,000	4,120,776
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	267,300	9,558,648
PT United Tractors Tbk	2,569,050	5,180,732

Total Indonesia		33,694,349

Israel | 2.2%
Cellcom Israel, Ltd.	49,600	1,694,832
Delek Automotive Systems, Ltd.	100,200	1,247,162

Description	Shares	Value

Israel Chemicals, Ltd.	756,915	$10,240,344

Total Israel		13,182,338

Malaysia | 0.6%
British American Tobacco Malaysia Berhad	249,300	3,373,422

Mexico | 6.7%
America Movil SAB de CV ADR, Series L	218,000	10,974,120
Desarrolladora Homex SA de CV ADR (a)	131,390	3,715,709
Fomento Economico Mexicano SAB de CV Sponsored ADR	162,890	7,742,162
Grupo Mexico SAB de CV, Series B	2,000,554	5,357,464
Grupo Televisa SA Sponsored ADR	367,800	7,731,156
Kimberly-Clark de Mexico SAB de CV, Series A	677,400	3,829,765

Total Mexico		39,350,376

Pakistan | 0.8%
Oil & Gas Development Co., Ltd.	672,300	1,037,343
Pakistan Petroleum, Ltd.	1,606,404	3,732,021

Total Pakistan		4,769,364

Philippines | 1.9%
Philippine Long Distance Telephone Co. Sponsored ADR	211,500	11,268,720

Russia | 6.3%
Magnit OJSC Sponsored GDR (c)	273,775	5,070,313
Mobile TeleSystems Sponsored ADR	151,000	8,380,500
OAO LUKOIL Sponsored ADR	240,950	13,661,865
Oriflame Cosmetics SA SDR	68,119	4,245,291
Uralkali Sponsored GDR	255,223	5,357,131

Total Russia		36,715,100

South Africa | 14.6%
Kumba Iron Ore, Ltd.	206,353	9,997,868
Massmart Holdings, Ltd.	327,353	4,876,756
Murray & Roberts Holdings, Ltd.	1,282,691	7,623,504
Nedbank Group, Ltd.	679,209	13,054,987
Pretoria Portland Cement Co., Ltd.	1,304,693	6,126,034
Sanlam, Ltd.	4,212,155	14,382,193
Shoprite Holdings, Ltd.	406,393	4,056,258
Standard Bank Group, Ltd.	710,173	11,173,616
Tiger Brands, Ltd.	367,619	9,256,403
Truworths International, Ltd.	684,208	4,912,865

Total South Africa		85,460,484

South Korea | 10.8%
Hite Brewery Co., Ltd.	30,095	3,790,302
Korea Life Insurance Co., Ltd.	566,319	4,384,599
KT&G Corp.	187,210	10,357,812
NHN Corp. (a)	64,771	10,304,282
Samsung Electronics Co., Ltd. GDR (c)	32,776	12,045,180

Description	Shares	Value

Lazard Retirement Emerging Markets Equity Portfolio (concluded)
Shinhan Financial Group Co., Ltd.	380,076	$14,931,617
Woongjin Coway Co., Ltd.	245,239	7,597,001

Total South Korea		63,410,793

Taiwan | 5.2%
Advanced Semiconductor Engineering, Inc.	4,589,011	4,190,482
Hon Hai Precision Industry Co., Ltd.	2,270,892	9,832,094
HTC Corp.	535,700	6,258,099
Taiwan Semiconductor Manufacturing Co., Ltd.	5,123,642	9,922,035

Total Taiwan		30,202,710

Thailand | 1.8%
Banpu Public Co., Ltd.	308,100	5,888,535
Kasikornbank Public Co., Ltd.	1,507,300	4,801,358

Total Thailand		10,689,893

Turkey | 7.1%
Akbank TAS	1,693,746	10,936,393
Koc Holding AS	2,093,406	7,172,269
Turkcell Iletisim Hizmetleri AS	1,029,277	6,272,978
Turkiye Is Bankasi AS	1,706,117	5,350,760
Turkiye Is Bankasi AS, C Shares	3,699,416	12,040,926

Total Turkey		41,773,326

Total Common Stocks (Identified cost $433,150,304)		542,324,220

Preferred Stocks | 3.8%
Brazil | 3.8%
AES Tiete SA	54,578	592,322
Eletropaulo Metropolitana SA, B Shares	158,600	3,477,276
Fertilizantes Fosfatados SA (a)	142,600	1,362,372
Usinas Siderurgicas de Minas Gerais SA, A Shares	490,800	16,813,077

Total Brazil (Identified cost $15,811,707)		22,245,047

Short-Term Investment | 2.6% State Street Institutional Treasury
Money Market Fund (Identified cost $14,972,545)	14,972,545	14,972,545

Total Investments | 98.9% (Identified cost $463,934,556) (b)		$579,541,812

Cash and Other Assets in Excess of Liabilities | 1.1%		6,448,717

Net Assets | 100.0%		$585,990,529

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation are as follows:

Portfolio	Aggregate Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation

Retirement U.S. Strategic Equity	$4,727,922	$861,339	$3,952	$857,387
Retirement U.S. Small-Mid Cap Equity	134,794,201	23,301,636	2,007,706	21,293,930
Retirement International Equity	329,123,834	41,391,177	4,647,117	36,744,060
Retirement Emerging Markets Equity	463,934,556	122,188,160	6,580,904	115,607,256

(c)

Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.” At March 31, 2010, these securities amounted to 2.9% of net assets of Lazard Retirement Emerging Markets Equity Portfolio and are considered to be liquid.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt
REIT — Real Estate Investment Trust
SDR — Swedish Depositary Receipt

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

Industry	Lazard Retirement International Equity Portfolio	Lazard Retirement Emerging Markets Equity Portfolio

Agriculture	1.2%	2.9%
Alcohol & Tobacco	4.6	5.2
Automotive	3.0	–
Banking	14.1	18.4
Building Materials	–	1.0
Commercial Services	4.7	4.0
Computer Software	0.9	3.1
Construction & Engineering	1.3	3.0
Consumer Products	–	3.1
Diversified	–	1.2
Electric	0.9	1.6
Energy Exploration & Production	0.7	0.8
Energy Integrated	6.3	4.0
Financial Services	2.4	8.3
Food & Beverages	3.6	3.3
Forest & Paper Products	–	0.7
Housing	2.9	1.4
Insurance	3.6	0.8
Leisure & Entertainment	2.9	1.3
Manufacturing	6.4	1.5
Metals & Mining	3.4	9.8
Pharmaceutical & Biotechnology	9.3	–
Real Estate	2.2	–
Retail	4.6	3.2
Semiconductors & Components	3.6	4.5
Technology	1.8	0.7
Technology Hardware	–	2.7
Telecommunications	6.6	8.8
Transportation	2.8	1.0

Subtotal	93.8	96.3
Short-Term Investments	4.5	2.6

Total Investments	98.3%	98.9%

Valuation of Investments:

Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. Lazard Retirement Series, Inc. (the “Fund”) values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Except as described below, securities listed on foreign exchanges are valued at the last reported sales price; securities listed on foreign exchanges that are not traded on the valuation date are valued at the last quoted bid price.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors (the “Board”). The Valuation Committee of Lazard Asset Management LLC (the “Investment Manager”) may evaluate a variety of factors to determine the fair value of securities for which current market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. The fair value of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different than the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Fair Value Measurements:

Fair value is defined as the price that a Portfolio would receive to sell an asset, or would pay to transfer a liability, in an orderly transaction between market participants at the date of measurement. Fair Value Measurements and Disclosures provisions of accounting principles generally accepted in the United States of America (“GAAP’) also establish a framework for measuring fair value, and a three-level hierarchy for fair value measurement that is based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer, broadly, to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. Each investment’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the overall fair value measurement. The three-level hierarchy of inputs is summarized below.

•	Level 1 – unadjusted quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including unadjusted quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in these securities.

The following tables summarize the valuation of the Portfolios’ investments by each fair value hierarchy level as of March 31, 2010:

Description	Unadjusted Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Balance as of March 31, 2010

U.S. Strategic Equity Portfolio

Common Stocks	$5,523,787	$—	$—	$5,523,787
Short-Term Investment	—	61,522	—	61,522

Total	$5,523,787	$61,522	$—	$5,585,309

U.S. Small-Mid Cap Equity Portfolio

Common Stocks	$148,807,895	$—	$—	$148,807,895
Short-Term Investment	—	7,280,236	—	7,280,236

Total	$148,807,895	$7,280,236	$—	$156,088,131

International Equity Portfolio

Common Stocks	$349,105,354	$—	$—	$349,105,354
Short-Term Investment	—	16,762,540	—	16,762,540

Total	$349,105,354	$16,762,540	$—	$365,867,894

Emerging Markets Equity Portfolio

Common Stocks	$542,324,220	$—	$—	$542,324,220
Preferred Stocks	22,245,047	—	—	22,245,047
Short-Term Investment	—	14,972,545	—	14,972,545

Total	$564,569,267	$14,972,545	$—	$579,541,812

Effective March 31, 2010, the Fund adopted Financial Accounting Standards Board Accounting Standards Update (ASU) 2010-06, Fair Value Measurements and Disclosures (Topic 820). The ASU amends GAAP to add new requirements for disclosures about transfers into and out of Levels 1 and 2 of the fair value hierarchy. It also clarifies existing fair value disclosure about the level of disaggregation and about inputs and valuation techniques used to measure fair value for investments that fall in either Levels 2 or 3 fair value hierarchy.

Item 2.	Controls and Procedures.

(a)      The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)      There were no changes to the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Lazard Retirement Series, Inc.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles L. Carroll
Charles L. Carroll
Chief Executive Officer

Date:	May 28, 2010

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	May 28, 2010